Debt (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands												6 Months Ended		12 Months Ended
	Nov. 03, 2017	Sep. 29, 2017	Aug. 04, 2017	Apr. 19, 2017	Apr. 18, 2017	Jul. 18, 2016	Dec. 16, 2015	Nov. 04, 2015	Oct. 08, 2015	Jun. 02, 2015	Mar. 23, 2012	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term borrowings												₩ 122,113	₩ 851,275	₩ 1,459,992	₩ 1,898,665
Repayments of short term borrowings												518,508	₩ 274,000	1,302,830	2,588,489
Long term debt												828,040		930,000	850,000
Short Term Borrowings One [Member] | Refinancing Agreement [Member]
Repayments of short term borrowings		₩ 26,000
Short Term Borrowings One [Member] | Kookmin Bank [Member]
Short-term borrowings									₩ 260,000			₩ 234,000		₩ 234,000	₩ 260,000
Debt instrument maturity date									Oct. 02, 2018
Debt instrument, rate of interest												4.70%		4.70%	2.95%
Short Term Borrowings Two [Member] | Refinancing Agreement [Member]
Repayments of short term borrowings	₩ 26,000
Short Term Borrowings Two [Member] | Kookmin Bank [Member]
Short-term borrowings								₩ 260,000				₩ 234,000		₩ 234,000	₩ 260,000
Debt instrument maturity date								Nov. 02, 2018
Debt instrument, rate of interest												5.05%		5.05%	2.95%
Short Term Borrowings Three [Member] | Shinhan Bank [Member]
Short-term borrowings											₩ 1,000,000				₩ 400,000
Debt instrument maturity date											Jul. 10, 2017
Debt instrument, rate of interest														12.00%	12.00%
Short Term Borrowings Three [Member] | Woori Bank [Member]
Short-term borrowings										₩ 1,000,000		₩ 900,000		₩ 1,000,000
Debt instrument maturity date										Jun. 01, 2018
Debt instrument, rate of interest												4.27%		4.27%
Short Term Borrowings Four [Member] | Woori Bank [Member]
Short-term borrowings										₩ 1,000,000				₩ 1,000,000	₩ 1,000,000
Debt instrument maturity date										Jun. 01, 2018
Debt instrument, rate of interest												14.00%		14.00%	4.16%
Debt collateralized in savings account												₩ 5,000
Bank overdraft												61,492		₩ 57,886
Short Term Borrowings Four [Member] | Woori Bank [Member]
Debt instrument, rate of interest														4.27%
Short Term Borrowings Five [Member] | Woori Bank [Member]
Short-term borrowings							₩ 80,000							₩ 80,000	₩ 80,000
Debt instrument maturity date							Sep. 10, 2017
Debt instrument, rate of interest														14.00%	10.79%
Debt collateralized in savings account														₩ 4,000
Short Term Borrowings Five [Member] | Suhyup Bank [Member]
Short-term borrowings						₩ 500,000						₩ 464,000		₩ 464,000
Debt instrument maturity date						Jul. 18, 2018
Debt instrument, rate of interest												2.50%		2.50%
Debt collateralized in savings account												₩ 3,000
Short Term Borrowings Six [Member] | Woori Bank [Member]
Debt instrument, rate of interest														14.00%	10.24%
Debt collateralized in savings account														₩ 5,000
Bank overdraft														57,886	₩ 132,725
Short Term Borrowings Six [Member] | Hana Bank [Member]
Short-term borrowings			₩ 300,000									₩ 300,000		₩ 300,000
Debt instrument maturity date			Aug. 01, 2018
Debt instrument, rate of interest												2.56%		2.56%
Debt collateralized in savings account												₩ 300,000
Short Term Borrowings Seven [Member] | Suhyup Bank [Member]
Short-term borrowings						₩ 500,000								₩ 464,000	₩ 500,000
Debt instrument maturity date						Jul. 18, 2018
Debt instrument, rate of interest														2.50%	2.50%
Debt collateralized in savings account														₩ 3,000
Short Term Borrowings Seven [Member] | GMT Co., Ltd. [Member]
Short-term borrowings				₩ 550,000								200,000		₩ 200,000
Debt instrument maturity date				Nov. 30, 2017
Debt instrument, rate of interest														600.00%
Short Term Borrowings Eight [Member] | Hana Bank [Member]
Short-term borrowings			₩ 300,000											₩ 300,000
Debt instrument maturity date			Aug. 01, 2018
Debt instrument, rate of interest														256.00%
Debt collateralized in savings account														₩ 300,000
Short Term Borrowings Eight [Member] | GNC Co., Ltd. [Member]
Short-term borrowings					₩ 300,000							₩ 300,000		₩ 300,000
Debt instrument maturity date					Nov. 30, 2017
Debt instrument, rate of interest														600.00%
Short Term Borrowings Nine [Member] | GMT Co., Ltd. [Member]
Short-term borrowings				₩ 550,000										₩ 200,000
Debt instrument maturity date				Nov. 30, 2017
Debt instrument, rate of interest														600.00%
Short Term Borrowings Ten [Member] | GNC Co., Ltd. [Member]
Short-term borrowings					₩ 300,000									₩ 300,000
Debt instrument maturity date					Nov. 30, 2017
Debt instrument, rate of interest														600.00%